As filed with the Securities and Exchange Commission on December 2, 2010

Securities Act registration no.  333-165633

Investment Company Act file no.  811-22397

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 5	☒

IronBridge Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

One Parkview Plaza
Suite 600
Oakbrook Terrace, Illinois	60181
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 684-8300

John G. Davis
One Parkview Plaza, Suite 600
Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copies to:

Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Attention: Arthur Don and Paul Morton

Approximate Date of Proposed Public Offering: As soon as practicable following effective date of December 10, 2010.

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b)

☒           on December 10, 2010, pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on          pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on          pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒                                 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Registration Statement is being filed for the sole purpose of designating a new effective date for the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement (the “Previous Amendment”), which Previous Amendment was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and which Previous Amendment has not yet become effective.  The new effective date is not earlier than the effective date designated in the Previous Amendment and is not later than thirty days after that date.

In addition, the Previous Amendment, as well as this Post-Effective Amendment No. 3 to the Registration Statement, relates solely to the Registrant’s series designated the IronBridge Horizon Fund and the IronBridge Skyline Funs, and is not intended to amend the prospectuses and statements of additional information of any other series (IronBridge Frontegra Small Cap Fund, IronBridge Frontegra SMID Fund, IronBridge Frontegra Global Fund or IronBridge Large Cap Fund) of the Registrant.